Note 17 - Current Tax Assets and Liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Current Tax Receivables and Payables [Abstract]
Income tax assets	$ 24,812	$ 16,394
V.A.T. credits	218,009	176,202
Other prepaid taxes	315	425
Current tax assets, current	$ 243,136	$ 193,021